Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues
Total operating revenues	$ 1,203,181	$ 607,943	$ 705,799
Gain on sale of assets	9,788	0	0
Other operating income (expenses), net - related party	(2,008)	2,965	(1,170)
Operating expenses
Voyage expenses and commissions	252,865	194,544	185,088
Ship operating expenses (including related party amounts of $9,313, $11,574 and $5,758 for the years ended December 31, 2021, 2020 and 2019 respectively)	208,894	191,235	193,138
Charter hire expenses (including related party amounts of $60,885, $63,468 and $45,777 for the years ended December 31, 2021, 2020 and 2019 respectively)	89,559	66,812	117,779
Administrative expenses	18,149	13,722	14,123
Impairment loss on vessels	4,187	721	0
Impairment loss on right of use assets	0	94,233	0
Depreciation	123,699	111,303	93,845
Total operating expenses	697,353	672,570	603,973
Net operating income (loss)	513,608	(61,662)	100,656
Other income (expenses)
Interest income	484	1,193	4,434
Interest expense (including related party amounts of $3,395, nil and nil for the years ended December 31, 2021, 2020 and 2019 respectively)	(39,909)	(47,477)	(59,547)
Share of results of associated companies	24,482	(3,710)	505
Gain from disposal of associated companies	0	2,570	0
Gain (loss) on derivatives	30,465	(17,450)	(9,960)
Gain (loss) on marketable equity securities	(2,000)	(10,177)	1,828
Other financial items	477	(825)	(490)
Net other income (expenses)	13,999	(75,876)	(63,230)
Net income (loss) before income taxes	527,607	(137,538)	37,426
Income tax expense	389	131	237
Net income (loss)	$ 527,218	$ (137,669)	$ 37,189
Per share information:
Earnings (loss) per share : basic (in dollars per share)	$ 2.74	$ (0.96)	$ 0.26
Earnings (loss) per share : diluted (in dollars per share)	$ 2.73	$ (0.96)	$ 0.26
Time charter revenues
Operating revenues
Total operating revenues	$ 603,959	$ 235,673	$ 299,946
Voyage charter revenues
Operating revenues
Total operating revenues	597,812	370,130	404,184
Other revenues
Operating revenues
Total operating revenues	$ 1,410	$ 2,140	$ 1,669